Shareholders' Equity (Schedule of stock option activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity [Abstract]
Outstanding, beginning balance	22,102	89,925	309,792
Granted	0	5,704	0
Forfeited and cancelled	0	(106)	(12,876)
Exercised	(784)	(73,421)	(206,991)
Outstanding, ending balance	21,318	22,102	89,925
Excercisable at year end	21,318	16,398	63,253
Weighted average exercise price, Outstanding, beginning balance	$ 12.66	$ 3.8	$ 3.29
Weighted average exercise price, Granted	0	36.45	0
Weighted average exercise price, Forfeited and cancelled	0	4.38	3.74
Weighted average exercise price, Exercised	4.38	3.67	3.04
Weighted average exercise price, Outstanding, ending balance	12.96	12.66	3.8
Weighted average exercise price, Exercisable, ending balance	$ 12.96	$ 4.38	$ 3.55
Weighted average Remaining Contractual term (years), Outstanding	2 years 9 months 10 days
Aggregate intrinsic Value, Outstanding	$ 375	$ 738	$ 1,628
Aggregate intrinsic Value, Exercisable	$ 375	$ 683	$ 1,161